Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - Rice Acquisition Corp. [Member] - USD ($)	3 Months Ended		4 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair Value, beginning balance		$ 279,896,204
Fair Value, ending balance			$ 279,896,204
Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair Value, beginning balance		42,588,487
Fair Value, ending balance			42,588,487
Initial measurement			22,860,007
Change in fair value			19,728,480
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair Value, beginning balance		15,541,987
Fair Value, ending balance			15,541,987
Initial measurement			8,425,987
Change in fair value	$ 58,091,410	(2,284,001)	7,117,000
Public Warrant [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair Value, beginning balance		$ 27,046,500
Fair Value, ending balance			27,046,500
Initial measurement			14,435,020
Change in fair value			$ 12,611,480